Non-Controlling Interests - Summarized Statement of Cash Flows (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	$ (16,648)	$ (6,711)
Net cash used in investing activities	(24,817)	(230,164)
Net cash used in financing activities	(43,080)	(41,790)
Change in cash and cash equivalents	(84,545)	(278,665)
Nova [Member]
Disclosure of subsidiaries [line items]
Net cash provided by operating activities	11,721	5,848
Net cash used in investing activities	(2,330)	(5,549)
Net cash used in financing activities	(611)	(183)
Change in cash and cash equivalents	$ 8,780	$ 116